Label	Element	Value
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Calvert Ultra-Short Investment Grade ETF (the “Fund”) seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a portfolio of investment grade, short-term fixed, variable and floating-rate securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. The Fund is not a money market fund and does not seek to maintain a stable net asset value.
The Fund is actively managed, not designed to track a benchmark, and therefore not constrained by the composition of a benchmark.
Under normal circumstances, the Fund’s average portfolio duration will be one year or less. In certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than one year. During periods when the Fund’s average duration is longer than one year, the Fund may not achieve its investment objective.
The Fund will only invest in investment grade securities, as assessed at the time of purchase. The Fund invests principally in U.S. dollar-denominated debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, money market instruments and taxable municipal obligations.
The Fund may invest up to 50% of its net assets in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The Fund may invest up to 25% of its net assets in non-agency ABS and MBS.
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”). The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may also lend its securities.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The portfolio managers are responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“Calvert”). The Fund seeks to invest in issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Issuers are analyzed by Calvert’s ESG analysts utilizing the Calvert Principles for Responsible Investment (the “Calvert Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Management of the Fund involves consideration of numerous factors other than ESG, such as quality of business franchises, financial strength, management quality and security structural and collateral considerations. The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund. The portfolio managers may sell a security when the Adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the Adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of  U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).
Although the Fund’s ESG factors and responsible investing criteria are typically considered with respect to each company or issuer in which the Fund invests, other factors may be considered by the portfolio management team. In assessing investments, Calvert generally focuses on the ESG factors and responsible investing criteria relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment. As a result, securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s ESG factors and responsible investing criteria. For instance, the Fund may also invest in issuers that Calvert believes are likely to operate in accordance with the Calvert Principles pending Calvert’s engagement activity with such issuer. Additionally, the Fund may invest in cash, money market instruments and ETFs. Such investments will generally not be subject to the Fund’s responsible investment analysis and will not be required to be consistent with the Fund’s ESG factors and responsible investment criteria otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s ESG factors and responsible investment criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-836-2414
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	09/30/24	1.87%
Low Quarter	12/31/24	1.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.   Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Fixed-Income Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Credit and Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Corporate Debt Obligations [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debt holders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Asset-Backed Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Mortgage-Backed Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Commercial Mortgage-Backed Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Commercial Mortgage-Backed Securities. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Collateralized Mortgage Obligations [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, some CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Many agency CMOs do not have credit risk as they are government guaranteed.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | U.S. Government Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Money Market Instrument Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as: a change in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty or an issuer.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Preferred Securities [Member]
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Preferred Securities. Preferred stock is issued with a fixed par value and pays dividends based on a percentage of that par value at a fixed rate. As with fixed-income securities, which also make fixed payments, the market value of preferred stock is sensitive to changes in interest rates. Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Municipals [Member]
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Municipals. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or economic sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Trust Preferred Securities [Member]
Prospectus:	rr_ProspectusTable
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Trust Preferred Securities. The risks associated with trust preferred securities generally include, among others, the financial condition of the issuer, as the trust typically has no business operations other than holding the subordinated debt and issuing the trust preferred securities. In addition, holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the issuer. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Foreign Securities [Member]
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Foreign Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Foreign Currency [Member]
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Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to seek to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Restricted Securities [Member]
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Restricted Securities.  The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities.  These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Derivatives [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | ETF Structure Risks [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. To the extent the Fund effects its redemptions in-kind, the in-kind redemption mechanism generally will not lead to a tax event for the Fund or its non-redeeming shareholders. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Responsible Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s and/or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment,

Calvert and the Adviser are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on Calvert’s and/or the Adviser’s skill in properly identifying and analyzing material ESG issues.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Banking Industry [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Banking Industry. Investment opportunities in investment grade securities may be concentrated in the banking industry. Under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. As a result, the Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, the availability and cost of credit and other factors and such effects can at times be significant. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the banking industry. Because the Fund’s investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund’s performance.

(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%	[1],[2]
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[2],[3]
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Calvert Ultra-Short Investment Grade ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Annual Return 2024	rr_AnnualReturn2024	6.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.18%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
1 Year	rr_AverageAnnualReturnYear01	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Calvert Ultra-Short Investment Grade ETF | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.89%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%	[5]
(Morgan Stanley ETF Trust - Ultra-Short Investment Grade Prospectus) | (Calvert Ultra-Short Investment Grade ETF) | Calvert Ultra-Short Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%

[1]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[2]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[3]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. It is not possible to invest directly in an index.

[4]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.